Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Detail) shares in Thousands, pure in Thousands	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Options exercised (c)	3,710	2,275
Class A Common Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	7,777	9,353
Class A shares conversion	(9)	(1,576)
Ending balance	7,768	7,777
Class B Subordinate Voting Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	565,506	567,546
Class A shares conversion	9	1,576
Options exercised (c)	3,710	2,275
Acquired and cancelled pursuant to normal course issuer bid (h)	(6,300)	(5,891)
Ending balance	562,925	565,506